Subsequent Events (Tables)	6 Months Ended
Jan. 31, 2023
Subsequent Events [Abstract]
Schedule of Related Party Transactions

The following table sets forth the Company’s obligations under the Note:

	January 31, 2023	July 31, 2022
Convertible note – related party	$2,000,000	$-
Interest payable	16,667	-
Subtotal	2,016,667	-
Unamortized debt issuance costs	(103,942)	-
Total carrying value of convertible note – related party	1,912,725	-
Less current portion	-	-
Convertible note – related party, net of current portion	$1,912,725	$-

Schedule of Future Payment Due

Future minimum payments due under the convertible note - related party were as follows:

Years ending July 31,
2023 – the remainder of the fiscal year	$-
2024	-
2025	2,000,000
2026	-
2027	-
Thereafter	-
Total	$2,000,000